INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of interests in other entities [Abstract]
Investments in non-consolidated companies, beginning balance	$ 478,348	$ 418,379
Equity in earnings (losses) of non-consolidated companies	102,772	68,115
Other comprehensive income	(77,042)	(4,786)
Dividends from non-consolidated companies	(8,837)	(3,360)
Investments in non-consolidated companies, ending balance	$ 495,241	$ 478,348